Consolidated Statements of Stockholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance as of		$ 14,328	$ 81,163,244	$ 11,089,820	$ (12,302,209)	$ 79,965,183	$ 751,368	$ 80,716,551
Balance as of December 31, 2014 (in shares)		110,955,383
Balance as of January 1, 2013 (in shares) at Dec. 31, 2012		110,955,383
Balance as of at Dec. 31, 2012		$ 14,328	81,163,244	11,089,820	(12,302,209)	79,965,183	751,368	80,716,551
Exercise of share options by employees (in shares)		190,250
Exercise of share options by employees		$ 25	30,415			30,440		30,440
Share-based compensation			2,960,746			2,960,746	74,376	3,035,122
Business combination			191,861			191,861	13,421,370	13,613,231
Changes in foreign currency translation adjustment				1,195,795		1,195,795		1,195,795
Net income (loss)					(8,573,128)	(8,573,128)	399,238	(8,173,890)
Balance as of December 31, 2013 (in shares) at Dec. 31, 2013		111,145,633
Balance as of		$ 14,328	81,163,244	11,089,820	(12,302,209)	79,965,183	751,368	80,716,551
Balance as of December 31, 2014 (in shares)		110,955,383
Paid-in capital from noncontrolling shareholders			1,405,963
Balance as of		$ 14,353	84,346,266	12,285,615	(20,875,337)	75,770,897	14,646,352	90,417,249
Balance as of December 31, 2014 (in shares)		111,145,633
Balance as of at Dec. 31, 2013		$ 14,353	84,346,266	12,285,615	(20,875,337)	75,770,897	14,646,352	90,417,249
Exercise of share options by employees (in shares)		1,164,300
Exercise of share options by employees		$ 654,055				654,055		654,055
Share-based compensation			4,540,257			4,540,257	158,696	4,698,953
Changes in foreign currency translation adjustment				(221,277)		(221,277)		(221,277)
Net income (loss)					(7,167,849)	(7,167,849)	(3,462,879)	(10,630,728)
Balance as of December 31, 2013 (in shares) at Dec. 31, 2014		112,417,933
Balance as of		$ 14,353	84,346,266	12,285,615	(20,875,337)	75,770,897	14,646,352	90,417,249
Transfer share premium to share capital (Note)	[1]	$ 55,718,184	(55,718,184)
Restricted shares issued (in shares)		108,000
Restricted shares issued		$ 14				14		14
Business restructure			(8,960,733)			(8,960,733)	613,915	(8,348,818)
Dividends paid to noncontrolling shareholders							(1,030,012)	(1,030,012)
Balance as of December 31, 2014 (in shares)		111,145,633
Balance as of		$ 56,386,606	24,207,606	12,064,338	(28,043,186)	64,615,364	10,926,072	75,541,436
Balance as of December 31, 2014 (in shares)		112,417,933
Balance as of at Dec. 31, 2014		$ 56,386,606	24,207,606	12,064,338	(28,043,186)	64,615,364	10,926,072	75,541,436
Exercise of share options by employees (in shares)		435,000
Exercise of share options by employees		$ 293,654				293,654		293,654
Share-based compensation			5,331,748			5,331,748	724,285	6,056,033
Changes in foreign currency translation adjustment				(3,467,043)		(3,467,043)		(3,467,043)
Net income (loss)					22,482,416	22,482,416	4,335,272	26,817,688
Balance as of December 31, 2013 (in shares) at Dec. 31, 2015		118,098,018
Balance as of		$ 56,386,606	24,207,606	12,064,338	(28,043,186)	64,615,364	10,926,072	75,541,436
Restricted shares issued (in shares)		150,085
Restricted shares issued		$ 20				20		20
Dividends paid to noncontrolling shareholders							(6,509,680)	(6,509,680)
Balance as of December 31, 2014 (in shares)		112,417,933
Issuance of ordinary shares for the plan of share options and restricted shares (in shares)		4,000,000
Issuance of ordinary shares for the plan of share options and restricted shares		$ 520				520		520
Exercise of share options by nonemployees (in shares)		1,095,000
Exercise of share options by nonemployees		$ 175,200				175,200		175,200
Changes in noncontrolling ownership interest			(1,393,508)			(1,393,508)	1,714,464	320,956
Paid-in capital from noncontrolling shareholders			641				641	641
Balance as of		$ 56,856,000	$ 28,145,846	$ 8,597,295	$ (5,560,770)	$ 88,038,371	$ 11,191,054	$ 99,229,425
Balance as of December 31, 2014 (in shares)		118,098,018

[1]	Under Hong Kong Companies Ordinance (Cap.622), which came into force on March 3, 2014, the concept of authorized share capital no longer exists. In accordance with the said Ordinance, the Company’s shares no longer have a par value. There is no impact on the number of shares in issue or the relevant entitlement of any of the shareholders as a result of this transition. In addition, in accordance with the transitional provisions set out in section 37 of Schedule 11 to the said Ordinance, any amount outstanding to the credit of the share premium has become part of the Company’s share capital.